UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21420

Metropolitan Series Fund II

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

JAMES L. LIPSCOMB, ESQ.

Executive Vice President & General Counsel

MetLife Group, Inc.

200 Park Avenue

New York, New York 10166-0188

(Name and address of agent for service)

Copy to:

THOMAS M. LENZ, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

Registrant’s telephone number, including area code: 617-578-3104

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”):

Metropolitan Series Fund II MetLife Stock Index Portfolio II Annual Report	December 31, 2006

Letter from the President

February 2007

To Our Shareholders:

We are pleased to provide you with the December 31, 2006 Annual Report for the Metropolitan Series Fund II. The Report is designed to help you make informed decisions on how to allocate your money within your Qualified Plan.

Like world events and the economy, the capital markets are subject to volatility and the possibility of rapid change. We encourage you to work with your registered representative to develop an investment program to meet your long-term retirement, investment, and insurance needs.

We look forward to serving your future investment needs.

Sincerely,

Elizabeth Forget

President, Metropolitan Series Fund II

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Managed by Metropolitan Life Insurance Company

Portfolio Manager Commentary*

PORTFOLIO PERFORMANCE

For the year ended December 31, 2006, the MetLife Stock Index Portfolio II returned 15.2%, compared to its benchmark, the Standard & Poor’s S&P 500 Index1, which returned 15.8%.

PORTFOLIO REVIEW

The S&P 500 Index1 had a positive return for the fourth consecutive year. Over the four-year period ending December 31, 2006, the S&P 500 Index returned 14.6% annualized. During the first half of 2006, the S&P 500 returned 2.7%, and during the second half, the S&P 500 returned 12.7%. This second half rally was largely attributable to falling oil prices, the announcement of several large Merger and Acquisition deals and the Federal Reserve’s view on economic growth and inflationary pressures. During the first half of 2006, the Federal Reserve continued its measured increases in the Fed Funds Rate, raising the target 100 basis points to 5.25% at mid-year; however, during the second half of 2006, the Federal Reserve paused its interest rate increases, maintaining the Fed Funds Rate at 5.25% through the year-end. The price of oil surged from $61 to $78 per barrel through July, up 24% from the beginning of the year, before falling in the second half, closing back at $61 per barrel at year-end. Some of the factors driving the equity markets included geopolitical concerns, energy prices, Federal Reserve interest rate policy, corporate earnings, and unemployment rates.

All of the ten sectors comprising the S&P 500 Index experienced positive returns for the year. The Telecomm Services sector, which had a beginning-of-year weight of 3.0%, was the best-performing sector, up 36.9%. The next best-performing sectors were Energy (9.3% beginning weight), Utilities (3.4% beginning weight), and Financials (the largest sector with a 21.2% beginning weight) returning 23.9%, 21.0% and 19.1%, respectively.

The two sectors with the lowest returns this year were Health Care (13.3% beginning weight) and Information Technology (15.1% beginning weight), up 7.5% and 8.6%, respectively.

The stocks with the largest positive impact on the benchmark return for the year were Cisco Systems, up 59.6%; AT&T, up 53.2%; and Exxon Mobil, up 39.1%. The best performing stock was Allegheny Technologies, up 152.9%. The stocks with the largest negative impact were Yahoo, down 34.8%; eBay, down 30.5%; and Intel, down 17.2%. The worst performing stock was Dana Corp., down 85.8%.

There were 33 additions and 33 deletions to the benchmark in 2006, compared to 20 additions and 20 deletions in 2005.

* The views expressed above are those of the subadvisory firm as of December 31, 2006 and are subject to change based on market and other conditions. Information about the Portfolio’s holdings, asset allocation, industry allocation or country diversification is historical and is not an indication of future Portfolio composition, which will vary.

1 The Standard & Poor’s (S&P) 500® Composite Stock Price Index is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

MSF-2

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

A $10,000 INVESTMENT COMPARED TO

THE S&P 500 INDEX

Average Annual Returns as of December 31, 2006

	MetLife Stock Index Portfolio II	S&P 500 Index
1 Year	15.2%	15.8%
Since Inception	9.8	10.5

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

Inception date of the Portfolio is 1/2/04. Index since inception return is based on the Portfolio's inception date.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION

as of December 31, 2006

Top Holdings

% of Total Net Assets
Exxon Mobil Corp.	3.4%
General Electric Co.	2.9%
Citigroup, Inc.	2.1%
Microsoft Corp.	2.0%
Bank of America Corp.	1.8%
The Proctor & Gamble Co.	1.6%
Johnson & Johnson	1.5%
Pfizer, Inc.	1.4%
American International Group, Inc.	1.4%
Altria Group, Inc.	1.4%

Top Sectors

% of Total Market Value
Financials	22.2%
Information Technology	15.1%
Health Care	12.0%
Industrials	10.8%
Consumer Discretionary	10.6%
Energy	9.9%
Consumer Staples	9.2%
Utilities	3.5%
Telecomm Services	3.5%
Materials	3.0%

MSF-3

Metropolitan Series Fund II

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2006 through December 31, 2006.

Actual Expenses

The first line for the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Portfolio		Annualized Expense Ratio	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1, 2006 to December 31, 2006
MetLife Stock Index Portfolio II(a)	Actual	0.54%	$1,000.00	$1,124.50	$2.89
	Hypothetical	0.54%	$1,000.00	$1,022.45	$2.75

* Expenses paid are equal to the Portfolio's annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the the one-half year period).

(a) The annualized expense ratio shown reflects an expense agreement between MetLife Advisers, LLC and the Portfolio as described under Expense Agreement in Note 3 to the Financial Statements.

MSF-4

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of December 31, 2006

Common Stock—99.0% of Total Net Assets

Security Description	Shares	Value*

Aerospace & Defense—2.4%
Boeing Co.	8,508	$755,851
General Dynamics Corp.	4,354	323,720
Goodrich Corp.	1,342	61,128
Honeywell International, Inc.	8,785	397,433
L-3 Communications Holdings, Inc.	1,344	109,912
Lockheed Martin Corp.	3,831	352,720
Northrop Grumman Corp.	3,717	251,641
Raytheon Co.	4,784	252,595
Rockwell Collins, Inc.	1,799	113,859
United Technologies Corp.	10,799	675,154

		3,294,013

Air Freight & Logistics—0.9%
FedEx Corp.	3,300	358,446
United Parcel Service, Inc. (Class B)	11,551	866,094

		1,224,540

Airlines—0.1%
Southwest Airlines Co.	8,519	130,511

Auto Components—0.2%
Johnson Controls, Inc.	2,107	181,033
The Goodyear Tire & Rubber Co.	1,909	40,070

		221,103

Automobiles—0.4%
Ford Motor Co. (a)	20,324	152,633
General Motors Corp.	6,085	186,931
Harley-Davidson, Inc.	2,788	196,471

		536,035

Beverages—2.0%
Anheuser-Busch Cos., Inc.	8,272	406,982
Brown-Forman Corp. (Class B)	848	56,172
Coca-Cola Enterprises, Inc.	2,982	60,893
Constellation Brands, Inc. (a)	2,260	65,585
Molson Coors Brewing Co.	492	37,609
Pepsi Bottling Group, Inc.	1,473	45,530
PepsiCo, Inc.	17,668	1,105,133
The Coca-Cola Co.	21,940	1,058,605

		2,836,509

Biotechnology—1.3%
Amgen, Inc. (a)	12,552	857,427
Biogen Idec, Inc. (a)	3,627	178,412
Celgene Corp. (a)	4,007	230,523
Genzyme Corp. (a)	2,828	174,148
Gilead Sciences, Inc. (a)	4,948	321,274
MedImmune, Inc. (a)	2,574	83,320

		1,845,104

Building Products—0.1%
American Standard Cos., Inc.	1,866	85,556
Masco Corp.	4,241	126,679

		212,235

Security Description	Shares	Value*

Capital Markets—3.7%
Ameriprise Financial, Inc.	2,603	$141,863
E*TRADE Financial Corp. (a)	4,593	102,975
Federated Investors, Inc. (Class B)	972	32,834
Franklin Resources, Inc.	1,794	197,645
Janus Capital Group, Inc.	2,132	46,030
Legg Mason, Inc.	1,414	134,401
Lehman Brothers Holdings, Inc.	5,703	445,518
Mellon Financial Corp.	4,431	186,767
Merrill Lynch & Co., Inc.	9,512	885,567
Morgan Stanley	11,390	927,488
Northern Trust Corp.	2,017	122,412
State Street Corp.	3,573	240,963
T. Rowe Price Group, Inc.	2,837	124,175
The Bank of New York Co., Inc.	8,222	323,700
The Bear Stearns Co., Inc.	1,263	205,591
The Charles Schwab Corp.	11,005	212,837
The Goldman Sachs Group, Inc.	4,582	913,422

		5,244,188

Chemicals—1.5%
Air Products & Chemicals, Inc.	2,371	166,634
Ashland, Inc.	615	42,546
E. I. du Pont de Nemours & Co.	9,897	482,083
Eastman Chemical Co.	885	52,489
Ecolab, Inc.	1,919	86,739
Hercules, Inc. (a)	1,221	23,578
International Flavours & Fragrances, Inc.	840	41,295
Monsanto Co.	5,846	307,090
PPG Industries, Inc.	1,778	114,165
Praxair, Inc.	3,474	206,113
Rohm & Haas Co.	1,528	78,111
Sigma-Aldrich Corp.	710	55,181
The Dow Chemical Co.	10,277	410,463

		2,066,487

Commercial Banks—4.1%
BB&T Corp.	5,820	255,673
Comerica, Inc.	1,709	100,284
Commerce Bancorp, Inc.	2,018	71,175
Compass Bancshares, Inc.	1,397	83,331
Fifth Third Bancorp	6,005	245,785
First Horizon National Corp.	1,339	55,943
Huntington Bancshares, Inc.	2,556	60,705
KeyCorp.	4,321	164,328
M&T Bank Corp.	834	101,881
Marshall & Ilsley Corp.	2,745	132,062
National City Corp.	6,795	248,425
PNC Financial Services Group, Inc.	3,161	234,040
Regions Financial Corp.	7,845	293,403
SunTrust Banks, Inc.	3,811	321,839
Synovus Financial Corp.	3,496	107,782
U.S. Bancorp	18,914	684,498
Wachovia Corp.	20,508	1,167,931
Wells Fargo & Co.	36,324	1,291,681
Zions Bancorp	1,151	94,888

		5,715,654

*See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of December 31, 2006

Common Stock—(Continued)

Security Description	Shares	Value*

Commercial Services & Supplies—0.5%
Allied Waste Industries, Inc. (a)	2,732	$33,576
Avery Dennison Corp.	1,016	69,017
Cintas Corp.	1,468	58,294
Equifax, Inc.	1,346	54,648
Monster Worldwide, Inc. (a)	1,381	64,410
Pitney Bowes, Inc.	2,387	110,256
R.R. Donnelley & Sons Co.	2,333	82,915
Robert Half International, Inc.	1,803	66,927
Waste Management, Inc.	5,756	211,648

		751,691

Communications Equipment—2.6%
ADC Telecommunications, Inc. (a)	1,261	18,322
Avaya, Inc. (a)	4,886	68,306
Ciena Corp.	908	25,161
Cisco Systems, Inc. (a)	65,341	1,785,770
Comverse Technology, Inc. (a)	2,173	45,872
Corning, Inc. (a)	16,831	314,908
Juniper Networks, Inc. (a)	6,087	115,288
Motorola, Inc.	26,011	534,786
Qualcomm, Inc.	17,781	671,944
Tellabs, Inc. (a)	4,753	48,766

		3,629,123

Computers & Peripherals—3.7%
Apple Computer, Inc. (a)	9,151	776,371
Dell, Inc. (a)	24,442	613,250
EMC Corp. (a)	23,697	312,800
Hewlett-Packard Co.	29,470	1,213,869
International Business Machines Corp.	16,208	1,574,607
Lexmark International, Inc. (Class A) (a)	1,054	77,153
NCR Corp. (a)	1,917	81,971
Network Appliance, Inc. (a)	4,022	157,984
QLogic Corp. (a)	1,696	37,176
SanDisk Corp. (a)	2,421	104,176
Sun Microsystems, Inc. (a)	37,869	205,250

		5,154,607

Construction & Engineering—0.1%
Fluor Corp.	948	77,404

Construction Materials—0.1%
Vulcan Materials Co.	1,016	91,308

Consumer Finance—1.0%
American Express Co.	12,963	786,465
Capital One Financial Corp.	4,390	337,240
SLM Corp.	4,398	214,490

		1,338,195

Containers & Packaging—0.2%
Ball Corp.	1,121	48,876
Bemis Co., Inc.	1,128	38,329
Pactiv Corp. (a)	1,432	51,108
Sealed Air Corp.	868	56,351
Temple-Inland, Inc.	1,151	52,980

		247,644

Security Description	Shares	Value*

Distributors—0.1%
Genuine Parts Co.	1,833	$86,939

Diversified Consumer Services—0.1%
Apollo Group, Inc. (Class A) (a)	1,506	58,689
H&R Block, Inc.	3,467	79,880

		138,569

Diversified Financial Services—5.6%
Bank of America Corp.	48,319	2,579,751
Chicago Mercantile Exchange Holdings, Inc.	375	191,156
CIT Group, Inc.	2,134	119,013
Citigroup, Inc.	52,870	2,944,859
JPMorgan Chase & Co.	37,325	1,802,798
Moody's Corp.	2,529	174,653

		7,812,230

Diversified Telecommunication Services—2.9%
AT&T, Inc.	41,348	1,478,191
BellSouth Corp.	19,626	924,581
CenturyTel, Inc.	1,235	53,920
Citizens Communications Co.	3,463	49,763
Embarq Corp.	1,608	84,516
JDS Uniphase Corp.	2,271	37,835
Qwest Communications International, Inc. (a)	17,302	144,818
Verizon Communications, Inc.	31,413	1,169,820
Windstream Corp.	5,130	72,949

		4,016,393

Electric Utilities—1.5%
Allegheny Energy, Inc. (a)	1,778	81,628
American Electric Power Co., Inc.	4,256	181,220
Edison International	3,506	159,453
Entergy Corp.	2,226	205,504
Exelon Corp.	7,219	446,784
FirstEnergy Corp.	3,435	207,131
FPL Group, Inc.	4,350	236,727
Pinnacle West Capital Corp.	1,074	54,441
PPL Corp.	4,105	147,123
Progress Energy, Inc.	2,735	134,234
The Southern Co.	7,992	294,585

		2,148,830

Electrical Equipment—0.5%
American Power Conversion Corp.	1,819	55,643
Cooper Industries, Ltd. (Class A)	978	88,441
Emerson Electric Co.	8,633	380,629
Rockwell Automation, Inc.	1,831	111,837

		636,550

Electronic Equipment & Instruments—0.3%
Agilent Technologies, Inc. (a)	4,397	153,235
Jabil Circuit, Inc.	1,987	48,781
Molex, Inc.	1,525	48,236
Sanmina-SCI Corp. (a)	5,733	19,779
Solectron Corp. (a)	9,840	31,685

*See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of December 31, 2006

Common Stock—(Continued)

Security Description	Shares	Value*

Electronic Equipment & Instruments—(Continued)
Symbol Technologies, Inc.	2,740	$40,935
Tektronix, Inc.	887	25,874

		368,525

Energy Equipment & Services—1.7%
Baker Hughes, Inc.	3,451	257,652
BJ Services Co.	3,154	92,475
Halliburton Co.	10,819	335,930
Nabors Industries, Ltd. (a)	3,221	95,921
National-Oilwell Varco, Inc. (a)	1,888	115,508
Noble Corp.	1,459	111,103
Rowan Cos., Inc. (a)	1,188	39,442
Schlumberger, Ltd.	12,677	800,679
Smith International, Inc. (a)	2,145	88,095
Transocean, Inc. (a)	3,146	254,480
Weatherford International, Ltd. (a)	3,655	152,742

		2,344,027

Food & Staples Retailing—2.1%
Costco Wholesale Corp.	4,931	260,702
CVS Corp.	8,861	273,894
Safeway, Inc. (a)	4,770	164,851
Supervalu, Inc.	2,215	79,186
Sysco Corp.	6,651	244,491
The Kroger Co. (a)	7,719	178,077
Wal-Mart Stores, Inc.	26,460	1,221,923
Walgreen Co.	10,797	495,474
Whole Foods Market, Inc.	1,538	72,178

		2,990,776

Food Products—1.1%
Archer-Daniels-Midland Co.	7,072	226,021
Campbell Soup Co.	2,343	91,119
ConAgra Foods, Inc.	5,482	148,014
Dean Foods Co. (a)	1,439	60,841
General Mills, Inc.	3,691	212,602
H.J. Heinz Co.	3,545	159,560
Hershey Co.	1,871	93,176
Kellogg Co.	2,700	135,162
McCormick & Co., Inc.	1,414	54,524
Sara Lee Corp.	8,035	136,836
Tyson Foods, Inc. (Class A)	2,711	44,596
Wm. Wrigley Jr., Co.	2,362	122,163

		1,484,614

Gas Utilities—0.1%
Nicor, Inc.	481	22,511
Peoples Energy Corp.	414	18,452
Questar Corp.	924	76,738

		117,701

Health Care Equipment & Supplies—1.6%
Applera Corp.-Applied Biosystems Group	1,971	72,316
Bausch & Lomb, Inc.	579	30,143
Baxter International, Inc.	7,042	326,678

Security Description	Shares	Value*

Health Care Equipment & Supplies—(Continued)
Becton, Dickinson & Co.	2,654	$186,178
Biomet, Inc.	2,635	108,746
Boston Scientific Corp. (a)	12,687	217,962
C.R. Bard, Inc.	1,108	91,931
Hospira, Inc. (a)	1,676	56,280
Medtronic, Inc.	12,386	662,775
St. Jude Medical, Inc. (a)	3,803	139,038
Stryker Corp.	3,198	176,242
Zimmer Holdings, Inc. (a)	2,568	201,280

		2,269,569

Health Care Providers & Services—2.4%
Aetna, Inc.	5,616	242,499
AmerisourceBergen Corp.	2,067	92,932
Cardinal Health, Inc.	4,358	280,786
Caremark Rx, Inc.	4,589	262,078
CIGNA Corp.	1,104	145,253
Coventry Health Care, Inc. (a)	1,715	85,836
Express Scripts, Inc. (a)	1,457	104,321
Health Management Associates, Inc. (Class A)	2,588	54,633
Humana, Inc. (a)	1,789	98,950
Laboratory Corp. of America Holdings (a)	1,349	99,111
Manor Care, Inc.	796	37,348
McKesson Corp. (a)	3,185	161,480
Medco Health Solutions, Inc. (a)	3,157	168,710
Patterson Cos., Inc. (a)	1,495	53,087
Quest Diagnostics, Inc.	1,721	91,213
Tenet Healthcare Corp. (a)	5,071	35,345
UnitedHealth Group, Inc.	14,493	778,709
WellPoint, Inc. (a)	6,671	524,941

		3,317,232

Health Care Technology—0.0%
IMS Health, Inc.	2,135	58,670

Hotels, Restaurants & Leisure—1.6%
Carnival Corp.	4,788	234,851
Darden Restaurants, Inc.	1,580	63,469
Harrah's Entertainment, Inc.	2,002	165,605
Hilton Hotels Corp.	4,160	145,184
International Game Technology	3,652	168,722
Marriott International, Inc. (Class A)	3,616	172,556
McDonald's Corp.	13,307	589,899
Starbucks Corp. (a)	8,135	288,142
Starwood Hotels & Resorts Worldwide, Inc. (a)	2,281	142,562
Wendy's International, Inc.	1,028	34,017
Wyndham Worldwide Corp. (a)	2,132	68,267
Yum! Brands, Inc.	2,852	167,698

		2,240,972

Household Durables—0.6%
Centex Corp.	1,277	71,857
D.R. Horton, Inc.	2,969	78,649
Fortune Brands, Inc.	1,629	139,100
Harman International Industries, Inc.	702	70,137
KB Home	845	43,331

*See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of December 31, 2006

Common Stock—(Continued)

Security Description	Shares	Value*

Household Durables—(Continued)
Leggett & Platt, Inc.	1,925	$46,007
Lennar Corp. (Class A)	1,483	77,798
Newell Rubbermaid, Inc.	2,982	86,329
Pulte Homes, Inc.	2,273	75,282
Snap-On, Inc.	628	29,918
The Black & Decker Corp.	732	58,538
The Stanley Works	875	44,004
Whirlpool Corp.	844	70,069

		891,019

Household Products—2.1%
Colgate-Palmolive Co.	5,534	361,038
Kimberly-Clark Corp.	4,931	335,061
The Clorox Co.	1,634	104,821
The Procter & Gamble Co.	34,095	2,191,286

		2,992,206

Independent Power Producers & Energy Traders—0.4%
Constellation Energy Group, Inc.	1,937	133,401
Dynegy, Inc. (Class A) (a)	4,073	29,488
The AES Corp. (a)	7,146	157,498
TXU Corp.	4,941	267,852

		588,239

Industrial Conglomerates—3.9%
3M Co.	7,923	617,439
General Electric Co.	110,912	4,127,036
Textron, Inc.	1,350	126,589
Tyco International, Ltd.	21,399	650,530

		5,521,594

Insurance—4.8%
ACE, Ltd.	3,503	212,177
Aflac, Inc.	5,321	244,766
Ambac Financial Group, Inc.	1,142	101,718
American International Group, Inc.	27,972	2,004,473
Aon Corp.	3,332	117,753
Cincinnati Financial Corp.	1,864	84,458
Genworth Financial, Inc. (Class A)	4,769	163,147
Lincoln National Corp.	3,090	205,176
Loews Corp.	4,917	203,908
Marsh & McLennan Cos., Inc.	5,930	181,814
MBIA, Inc.	1,451	106,010
MetLife, Inc. (b)	8,180	482,702
Principal Financial Group, Inc.	2,903	170,406
Prudential Financial, Inc.	5,133	440,719
Safeco Corp.	1,133	70,869
The Allstate Corp.	6,724	437,800
The Chubb Corp.	4,429	234,338
The Hartford Financial Services Group, Inc.	3,410	318,187
The Progressive Corp.	8,195	198,483
The St. Paul Travelers Cos., Inc.	7,424	398,595
Torchmark Corp.	1,055	67,267
UnumProvident Corp.	3,685	76,574
XL Capital, Ltd. (Class A)	1,943	139,935

		6,661,275

Security Description	Shares	Value*

Internet & Catalog Retail—0.1%
Amazon.com, Inc. (a)	3,324	$131,165

Internet Software & Services—1.4%
eBay, Inc. (a)	12,450	374,371
Google, Inc. (Class A) (a)	2,306	1,061,867
IAC/InterActiveCorp (a)	2,401	89,221
VeriSign, Inc. (a)	2,637	63,420
Yahoo!, Inc. (a)	13,172	336,413

		1,925,292

IT Services—1.1%
Affiliated Computer Services, Inc. (a)	1,276	62,320
Automatic Data Processing, Inc.	5,924	291,757
Cognizant Technology Solutions Corp. (Class A) (a)	1,526	117,746
Computer Sciences Corp. (a)	1,848	98,628
Convergys Corp. (a)	1,482	35,242
Electronic Data Systems Corp.	5,565	153,316
Fidelity National Information Services, Inc.	1,742	69,837
First Data Corp.	8,239	210,259
Fiserv, Inc. (a)	1,863	97,659
Paychex, Inc.	3,643	144,044
Sabre Holdings Corp. (Class A)	1,424	45,411
The Western Union Co.	8,246	184,875
Unisys Corp. (a)	3,707	29,063

		1,540,157

Leisure Equipment & Products—0.2%
Brunswick Corp.	988	31,517
Eastman Kodak Co.	3,091	79,748
Hasbro, Inc.	1,709	46,570
Mattel, Inc.	4,103	92,974

		250,809

Life Sciences Tools & Services—0.2%
Millipore Corp. (a)	575	38,295
PerkinElmer, Inc.	1,323	29,410
Thermo Fisher Scientific, Inc. (a)	4,391	198,869
Waters Corp. (a)	1,092	53,475

		320,049

Machinery—1.4%
Caterpillar, Inc.	7,000	429,310
Cummins, Inc.	565	66,772
Danaher Corp.	2,550	184,722
Deere & Co.	2,488	236,534
Dover Corp.	2,197	107,697
Eaton Corp.	1,603	120,449
Illinois Tool Works, Inc.	4,514	208,502
Ingersoll-Rand Co., Ltd. (Class A)	3,299	129,090
ITT Industries, Inc.	1,987	112,901
PACCAR, Inc.	2,671	173,348
Pall Corp.	1,317	45,502
Parker-Hannifin Corp.	1,269	97,561
Terex Corp. (a)	1,094	70,651

		1,983,039

*See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of December 31, 2006

Common Stock—(Continued)

Security Description	Shares	Value*

Media—3.7%
CBS Corp. (Class B)	8,409	$262,192
Clear Channel Communications, Inc.	5,313	188,824
Comcast Corp. (Class A)	22,393	947,896
Dow Jones & Co., Inc.	700	26,600
E.W. Scripps Co. (Class A)	897	44,796
Gannett Co., Inc.	2,521	152,420
Interpublic Group of Cos., Inc.	4,747	58,103
Meredith Corp.	417	23,498
News Corp. (Class A)	25,185	540,974
Omnicom Group, Inc.	1,839	192,249
The DIRECTV Group, Inc. (a)	8,294	206,852
The McGraw-Hill Cos., Inc.	3,811	259,224
The New York Times Co. (Class A)	1,547	37,685
The Walt Disney Co.	22,256	762,713
Time Warner, Inc.	42,956	935,582
Tribune Co.	2,051	63,130
Univision Communications, Inc. (Class A) (a)	2,714	96,130
Viacom, Inc. (Class B) (a)	7,524	308,710

		5,107,578

Metals & Mining—0.9%
Alcoa, Inc.	9,329	279,963
Allegheny Technologies, Inc.	1,084	98,297
Freeport-McMoRan Copper & Gold, Inc. (Class B)	2,119	118,092
Newmont Mining Corp.	4,844	218,707
Nucor Corp.	3,251	177,700
Phelps Dodge Corp.	2,195	262,785
United States Steel Corp.	1,275	93,253

		1,248,797

Multi-Utilities—1.4%
Ameren Corp.	2,219	119,227
CenterPoint Energy, Inc.	3,366	55,808
CMS Energy Corp. (a)	2,393	39,963
Consolidated Edison, Inc.	2,763	132,817
Dominion Resources, Inc.	3,806	319,095
DTE Energy Co.	1,915	92,705
Duke Energy Holding Corp.	13,511	448,700
KeySpan Corp.	1,886	77,665
NiSource, Inc.	2,937	70,782
PG&E Corp.	3,753	177,630
Public Service Enterprise Group, Inc.	2,714	180,155
Sempra Energy	2,821	158,089
TECO Energy, Inc.	2,250	38,768
Xcel Energy, Inc.	4,377	100,934

		2,012,338

Multiline Retail—1.1%
Big Lots, Inc. (a)	1,178	27,000
Dillard's, Inc. (Class A)	655	22,905
Dollar General Corp.	3,357	53,913
Family Dollar Stores, Inc.	1,631	47,837
Federated Department Stores, Inc.	5,651	215,473
J.C. Penney Co., Inc.	2,421	187,289
Kohl's Corp. (a)	3,519	240,805
Nordstrom, Inc.	2,461	121,426

Security Description	Shares	Value*

Multiline Retail—(Continued)
Sears Holdings Corp. (a)	895	$150,297
Target Corp.	9,241	527,199

		1,594,144

Mutual Funds—1.1%
SPDR Trust Series 1	10,500	1,487,745

Office Electronics—0.1%
Xerox Corp.	10,386	176,043

Oil, Gas & Consumable Fuels—7.9%
Anadarko Petroleum Corp.	4,947	215,293
Apache Corp.	3,545	235,778
Chesapeake Energy Corp.	4,475	129,999
Chevron Corp.	23,456	1,724,720
ConocoPhillips	17,708	1,274,091
Consol Energy, Inc. (a)	1,965	63,135
Devon Energy Corp.	4,756	319,032
El Paso Corp.	7,589	115,960
EOG Resources, Inc.	2,620	163,619
Exxon Mobil Corp.	62,756	4,808,992
Hess Corp.	2,913	144,397
Kinder Morgan, Inc.	1,154	122,036
Marathon Oil Corp.	3,783	349,928
Murphy Oil Corp.	2,013	102,361
Occidental Petroleum Corp.	9,270	452,654
Peabody Energy Corp.	2,839	114,724
Sunoco, Inc.	1,325	82,627
The Williams Cos., Inc.	6,416	167,586
Valero Energy Corp.	6,506	332,847
XTO Energy, Inc.	3,937	185,236

		11,105,015

Paper & Forest Products—0.3%
International Paper Co.	4,895	166,920
MeadWestvaco Corp.	1,949	58,587
Weyerhaeuser Co.	2,545	179,804

		405,311

Personal Products—0.2%
Avon Products, Inc.	4,783	158,030
The Estee Lauder Cos., Inc. (Class A)	1,370	55,924

		213,954

Pharmaceuticals—6.2%
Abbott Laboratories	16,515	804,446
Allergan, Inc.	1,655	198,170
Barr Pharmaceuticals, Inc. (a)	1,145	57,387
Bristol-Myers Squibb Co.	21,161	556,957
Eli Lilly & Co.	10,593	551,895
Forest Laboratories, Inc. (a)	3,408	172,445
Johnson & Johnson	31,196	2,059,560
King Pharmaceuticals, Inc. (a)	2,615	41,631
Merck & Co., Inc.	23,359	1,018,452
Mylan Laboratories, Inc.	2,280	45,509

*See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of December 31, 2006

Common Stock—(Continued)

Security Description	Shares	Value*

Pharmaceuticals—(Continued)
Pfizer, Inc.	77,582	$2,009,374
Schering-Plough Corp.	15,952	377,105
Watson Pharmaceuticals, Inc. (a)	1,102	28,685
Wyeth	14,490	737,831

		8,659,447

Real Estate Investment Trusts—1.1%
Apartment Investment & Management Co. (Class A)	1,038	58,149
Archstone-Smith Trust	2,350	136,794
Boston Properties, Inc.	1,257	140,633
Equity Office Properties Trust	3,782	182,179
Equity Residential	3,143	159,507
Kimco Realty Corp.	2,432	109,318
Plum Creek Timber Co., Inc.	1,905	75,914
ProLogis	2,663	161,831
Public Storage, Inc.	1,319	128,603
Simon Property Group, Inc.	2,381	241,171
Vornado Realty Trust	1,390	168,885

		1,562,984

Real Estate Management & Development—0.1%
CB Richard Ellis Group, Inc. (a)	1,988	66,002
Realogy Corp. (a)	2,306	69,918

		135,920

Road & Rail—0.7%
Burlington Northern Santa Fe Corp.	3,865	285,276
CSX Corp.	4,682	161,201
Norfolk Southern Corp.	4,270	214,738
Ryder System, Inc.	653	33,342
Union Pacific Corp.	2,902	267,042

		961,599

Semiconductors & Semiconductor Equipment—2.4%
Advanced Micro Devices, Inc. (a)	5,902	120,106
Altera Corp. (a)	3,893	76,614
Analog Devices, Inc.	3,680	120,962
Applied Materials, Inc.	14,944	275,717
Broadcom Corp. (Class A) (a)	5,046	163,036
Intel Corp.	62,040	1,256,310
KLA-Tencor Corp.	2,142	106,565
Linear Technology Corp.	3,216	97,509
LSI Logic Corp. (a)	4,310	38,790
Maxim Integrated Products, Inc.	3,450	105,639
Micron Technology, Inc. (a)	8,117	113,313
National Semiconductor Corp.	3,104	70,461
Novellus Systems, Inc. (a)	1,330	45,779
NVIDIA Corp. (a)	3,825	141,563
PMC-Sierra, Inc. (a)	2,257	15,144
Teradyne, Inc. (a)	2,041	30,533
Texas Instruments, Inc.	15,966	459,821
Xilinx, Inc.	3,617	86,121

		3,323,983

Security Description	Shares	Value*

Software—3.3%
Adobe Systems, Inc. (a)	6,277	$258,110
Autodesk, Inc.	2,493	100,867
BMC Software, Inc. (a)	2,206	71,033
CA, Inc.	4,419	100,090
Citrix Systems, Inc. (a)	1,943	52,558
Compuware Corp. (a)	3,789	31,563
Electronic Arts, Inc. (a)	3,319	167,145
Intuit, Inc. (a)	3,751	114,443
Microsoft Corp.	93,080	2,779,369
Novell, Inc. (a)	3,647	22,612
Oracle Corp. (a)	43,044	737,774
Symantec Corp. (a)	10,092	210,418

		4,645,982

Specialty Retail—1.9%
AutoNation, Inc. (a)	1,609	34,304
AutoZone, Inc. (a)	545	62,980
Bed Bath & Beyond, Inc. (a)	3,041	115,862
Best Buy Co., Inc.	4,341	213,534
Circuit City Stores, Inc.	1,526	28,963
Limited Brands, Inc.	3,680	106,499
Lowe's Cos., Inc.	16,384	510,362
Office Depot, Inc. (a)	2,995	114,319
OfficeMax, Inc.	801	39,770
RadioShack Corp.	1,461	24,516
Staples, Inc.	7,775	207,593
The Gap, Inc.	5,669	110,546
The Home Depot, Inc.	21,959	881,873
The Sherwin-Williams Co.	1,204	76,550
Tiffany & Co.	1,456	57,133
TJX Cos., Inc.	4,896	139,634

		2,724,438

Textiles, Apparel & Luxury Goods—0.4%
Coach, Inc. (a)	3,954	169,864
Jones Apparel Group, Inc.	1,186	39,648
Liz Claiborne, Inc.	1,103	47,936
Nike, Inc. (Class B)	2,023	200,338
VF Corp.	962	78,961

		536,747

Thrifts & Mortgage Finance—1.4%
Countrywide Financial Corp.	6,682	283,651
Federal Home Loan Mortgage Corp.	7,457	506,330
Federal National Mortgage Association	10,491	623,061
MGIC Investment Corp.	893	55,848
Sovereign Bancorp, Inc.	3,866	98,158
Washington Mutual, Inc.	10,170	462,633

		2,029,681

Tobacco—1.5%
Altria Group, Inc.	22,551	1,935,327
Reynolds American, Inc.	1,845	120,792
UST, Inc.	1,731	100,744

		2,156,863

*See accompanying notes to financial statements.

MSF-10

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of December 31, 2006

Common Stock—(Continued)

Security Description	Shares	Value*

Trading Companies & Distributors—0.0%
W.W. Grainger, Inc.	787	$55,043

Wireless Telecommunication Services—0.6%
ALLTEL Corp.	4,020	243,129
Sprint Nextel Corp.	31,148	588,386

		831,515

Total Common Stock (Identified Cost $119,843,563)		138,427,919

Short Term Investments—1.2%
Security Description	Face Amount	Value*

Discount Notes—1.2%
Federal Home Loan Bank 5.120%, 01/18/07	$675,000	$673,368
Federal National Mortgage Association 5.150%, 02/07/07	1,000,000	994,707

Total Short Term Investments (Identified Cost $1,668,075)		1,668,075

Total Investments—100.2% (Identified Cost $121,511,638) (c)		140,095,994
Liabilities in excess of other assets		(25,688)

Total Net Assets—100%		$140,070,306

(a)	Non-Income Producing.
(b)	Affiliated Issuer. See below.
(c)	The aggregate cost of investments for federal income tax purposes as of December 31, 2006 was $122,613,844 and the composition of unrealized appreciation and depreciation of investment securities was $19,489,857 and $(2,007,707), respectively.

Futures Contracts

Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 12/31/2006	Net Unrealized Appreciation
S&P 500 Index Futures	3/15/2007	4	$1,420,870	$1,428,400	$7,530

Affiliated Issuer

Security Description	Number of shares held at 12/31/05	Shares Purchased for year ended 12/31/2006	Shares Sold for year ended 12/31/2006	Number of shares held at 12/31/06	Realized Gain on shares sold	Income for year ended 12/31/2006
MetLife, Inc.	6,179	2,761	(760)	8,180	$15,471	$5,107

*See accompanying notes to financial statements.

MSF-11

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Statement of Assets & Liabilities

December 31, 2006

Assets
Investments at value		$140,095,994
Cash		10,740
Receivable for:
Securities sold		21,641
Fund shares sold		35,966
Accrued interest and dividends		195,297

Total Assets		140,359,638
Liabilities
Payable for:
Securities purchased	$141,640
Futures variation margin	3,920
Accrued expenses:
Management fees	28,691
Service and distribution fees	30,062
Other expenses	85,019

Total Liabilities		289,332

Net Assets		$140,070,306

Net assets consists of:
Capital paid in		$121,201,880
Undistributed net investment income		694,311
Accumulated net realized losses		(417,771)
Unrealized appreciation on investments and futures contracts		18,591,886

Net Assets		$140,070,306

Computation of offering price:
Net asset value and redemption price per share ($140,070,306 divided by 11,575,295 shares outstanding)		$12.10

Identified cost of investments		$121,511,638

Statement of Operations

For the Year Ended December 31, 2006

Investment Income
Dividends		$2,379,949
Interest		155,063

		2,535,012
Expenses
Management fees	$316,562
Service and distribution fees	316,562
Trustees' fees and expenses	23,101
Custodian	156,251
Audit and tax services	27,513
Legal	13,601
Printing	23,432
Registration	64,014
Insurance	4,139
Miscellaneous	3,429

Total Expenses	948,604
Expense reimbursements	(255,967)
Management fee waiver	(8,864)	683,773

Net Investment Income		1,851,239

Realized and Unrealized Gain
Realized gain on:
Investments—net	3,043,297
Futures contracts—net	346,195	3,389,492

Unrealized appreciation on:
Investments—net	13,344,815
Futures contracts—net	16,625	13,361,440

Net gain		16,750,932

Net Increase in Net Assets From Operations		$18,602,171

See accompanying notes to financial statements.

MSF-12

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Statement of Changes in Net Assets

	Year ended December 31, 2006	Year ended December 31, 2005
From Operations
Net investment income	$1,851,239	$1,230,497
Net realized gain	3,389,492	2,745,464
Unrealized appreciation	13,361,440	943,160

Increase in net assets from operations	18,602,171	4,919,121

From Distributions to Shareholders
Net investment income	(2,265,482)	0
Net realized gain	(6,619,778)	(30,358)

Total distributions	(8,885,260)	(30,358)

Increase in net assets from capital share transactions	34,493,049	29,092,153

Total increase in net assets	44,209,960	33,980,916

Net Assets
Beginning of the period	95,860,346	61,879,430

End of the period	$140,070,306	$95,860,346

Undistributed Net Investment Income
End of the period	$694,311	$1,231,402

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Year ended December 31, 2006		Year ended December 31, 2005
	Shares	$	Shares	$
Sales	4,737,828	$53,603,579	5,326,608	$57,708,840
Reinvestments	807,751	8,885,260	2,936	30,358
Redemptions	(2,435,447)	(27,995,790)	(2,571,290)	(28,647,045)

Net increase	3,110,132	$34,493,049	2,578,254	$29,092,153

See accompanying notes to financial statements.

MSF-13

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Financial Highlights

	Year ended December 31,
	2006	2005		2004(a)
Net Asset Value, Beginning of Period	$11.32	$10.84		$10.00

Income from Investment Operations
Net investment income	0.14	0.15		0.12
Net realized and unrealized gain on investments	1.50	0.33		0.87

Total from investment operations	1.64	0.48		0.99

Less Distributions
Distributions from net investment income	(0.22)	0.00		(0.12)
Distributions from net realized capital gains	(0.64)	0.00	(d)	(0.03)

Total distributions	(0.86)	0.00		(0.15)

Net Asset Value, End of Period	$12.10	$11.32		$10.84

Total Return (%)	15.2	4.5		9.9	(b)
Ratio of operating expenses to average net assets (%)	0.54	0.55		0.56	(c)
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	0.74	0.83		1.19	(c)
Ratio of net investment income to average net assets (%)	1.46	1.39		1.61	(c)
Portfolio turnover rate (%)	28	56		42	(c)
Net assets, end of period (000)	$140,070	$95,860		$61,879

(a)	Commencement of operations was January 2, 2004.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	Distribution for period was less than $0.01.

See accompanying notes to financial statements.

MSF-14

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Notes to Financial Statements—December 31, 2006

1.	SIGNIFICANT ACCOUNTING POLICIES:

Metropolitan Series Fund II (the “Fund”) was organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 22, 2003, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund consists of one investment portfolio, the MetLife Stock Index Portfolio II (the “Portfolio”). Shares in the Fund are offered only to certain eligible qualified retirement plans and are not offered directly to the general public. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services selected by the Portfolio’s subadviser (the “Subadviser”) pursuant to authorization of the Board of Trustees of the Fund (the “Board”) of Directors of the Fund (the “Board” or “Directors”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value that approximates fair market value.

Equity securities traded on a national securities exchange or exchanges are valued at their last sale price on the principal trading market. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price (the “NOCP”). The NOCP is the last sale price if it falls between the spread of the last reported bid and asked prices. If the last reported bid and asked prices are above the last reported sale price, the NOCP will be the last reported bid price. If the last reported bid and asked prices are below the last reported sale price, the NOCP will be the last reported asked price. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day, are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued by using the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price.

If no current market value quotation is readily available or reliable for a portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Board. When the Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Portfolio may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended.

The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

Investment Transactions and Related Investment Income:

Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Repurchase Agreements:

The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase

MSF-15

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Notes to Financial Statements—December 31, 2006—(Continued)

agreement of one-day duration and 102% on all other repurchase agreements. The Portfolio’s subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

Futures Contracts:

The Portfolio may buy and sell futures contracts (on recognized exchanges) on equity securities or stock indices as a hedge or to enhance return. Futures contracts are agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other contracts not calling for physical delivery, for a set price in the future. The Portfolio must post an amount equal to a portion of the total market value of the futures contract as futures variation margin, which is returned when the Portfolio’s obligations under the contract have been satisfied. From time to time thereafter, the Portfolio may have to post variation margin to maintain this amount as the market value of the contract fluctuates. Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Estimates and Assumptions:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes:

It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code and regulations hereunder applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. As of December 31, 2006, the MetLife Stock Index Portfolio II had no capital loss carryovers.

The tax character of distributions paid for the periods ended December 31, 2006 was as follows:

Ordinary Income		Long Term Gain		Return of Capital		Total
2006	2005	2006	2005	2006	2005	2006	2005
$3,148,560	$27,152	$5,736,700	$3,206	$—	$—	$8,885,260	$30,358

As of December 31, 2006, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long Term Gain	Unrealized Appreciation	Loss Carryforwards and Deferrals	Total
$691,248	$695,028	$17,482,150	$—	$18,868,426

The difference between book basis and tax basis is attributable primarily to the tax deferral of losses on wash sales.

Dividends and Distributions to Shareholders:

The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in capital.

2.	PURCHASES AND SALES:

For the year ended December 31, 2006, purchases and sales of securities (excluding short-term investments) were $62,603,940 and $35,040,242 respectively.

MSF-16

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Notes to Financial Statements—December 31, 2006—(Continued)

3.	INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

Investment Management Agreement:

MetLife Advisers, LLC (“MetLife Advisers”) is the investment adviser to the Portfolio. The Fund has entered into an investment management agreement with MetLife Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, MetLife Advisers receives monthly compensation at the annual rate of 0.25% of average daily net assets. Fees earned by MetLife Advisers with respect to the Portfolio for the year ended December 31, 2006 were $307,698 after management fee waiver.

Certain officers and trustees of the Fund may also be officers of MetLife Advisers; however, such officers and directors receive no compensation from the Fund.

Metropolitan Life Insurance Company (“Metropolitan Life”) is the investment subadviser for the Portfolio pursuant to an investment subadvisory agreement among Metropolitan Life, MetLife Advisers and the Fund. MetLife Advisers pays Metropolitan Life an investment subadvisory fee equal to the costs incurred by Metropolitan Life in providing subadvisory services to the Portfolio. Fees earned by Metropolitan Life with respect to the Portfolio for the year ended December 31, 2006 were $29,124.

Service and Distribution Fees:

The Fund has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act. Under the Distribution Plan, the Portfolio pays a fee to the Fund’s distributor, MetLife Securities, Inc. (the “Distributor”), which is used to compensate the Distributor (or its affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Portfolio shares for promoting or selling and servicing the shares. The fee under the Distribution Plan is calculated as a percentage of the Portfolio’s average daily net assets. Currently, the fee is limited to 0.25% per year. Amounts paid by the Portfolio for the year ended December 31, 2006 were $316,562.

Expense Agreement:

Pursuant to an expense agreement relating to the Portfolio, MetLife Advisers has agreed, from May 1, 2006 to April 30, 2007, to waive a portion of its advisory fees or pay a portion of the other operating expenses (not including brokerage costs, interest, taxes, or extraordinary expenses) to the extent total operating expenses exceed 0.54% of the average daily net assets of the Portfolio. This subsidy, and similar subsidies in effect in earlier periods, are subject to the obligation of the Portfolio to repay MetLife Advisers in future years, if any, when the Portfolio’s expenses fall below the expense limit that was in effect at the time of the subsidy in question. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the total expenses in such subsequent year to exceed the Portfolio’s stated expense limit that was in effect at the time of the subsidy in question; provided, however, that the Portfolio is not obligated to repay any expense paid by MetLife Advisers more than five years after the end of the fiscal year in which such expense was incurred.

The amount of expenses deferred in 2006 subject to repayment until December 31, 2011 was $ 255,967. The amount of expenses deferred in 2005 subject to repayment until December 31, 2010 was $248,296.

Management Fee Waiver:

In addition, MetLife Advisers has agreed, for the period May 1, 2006 through April 30, 2007, to waive such portion of the advisory fee payable to it under its Investment Management Agreement with the Fund as necessary to reduce the total advisory fee of the Portfolio to 0.243% from 0.250% of the average daily net assets of the Portfolio. Amounts waived for the period ended December 31, 2006 are shown as management fee waivers in the Statement of Operations.

4.	RECENT ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after

MSF-17

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Notes to Financial Statements—December 31, 2006—(Continued)

December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC issued a letter delaying the implementation of the interpretation for investment companies to the first reporting period after adoption. At this time, management is evaluating the implication of FIN 48 and its impact in the financial statements has not yet been determined.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio's financial statement disclosures.

MSF-18

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the Metropolitan Series Fund II and MetLife Stock Index Portfolio II:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MetLife Stock Index Portfolio II (the ‘Portfolio’), one of the portfolios constituting the Metropolitan Series Fund II, as of December 31, 2006, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MetLife Stock Index Portfolio II as of December 31, 2006, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

February 19, 2007

MSF-19

Metropolitan Series Fund II

Trustees and Officers

The Fund’s Trustees review actions of the Fund’s investment adviser and subadvisers, and decide upon matters of general policy. The Fund’s officers supervise the daily business operations of the Fund. The Board of Trustees and the Fund’s officers are listed below. Each Trustee is responsible for overseeing the Portfolio of the Fund. There is no limit to the term a Trustee may serve. Trustees serve until their resignation, retirement or removal in accordance with the Fund’s organizational documents and policies adopted by the Board from time to time. Officers hold office at the pleasure of the Board or until the election or appointment and the qualification of a successor. The address of the Trustees and officers is c/o Metropolitan Series Fund, Inc., 501 Boylston Street, Boston, MA 02116.

Interested Trustees(1)

Each Trustee below is an “interested person” (as defined by the 1940 Act) with respect to the Fund in that Ms. Forget is an employee of Metropolitan Life Insurance Company and Mr. Typermass is a former employee of MetLife and owns securities issued by MetLife, Inc., the ultimate parent company of MetLife Advisers.

Name, Address and Age	Current position(s) with Fund	Position(s) held since	Principal occupations over past five years, including other directorships (2)	Number of Portfolios in Fund Complex Overseen by Trustee (3)
Elizabeth M. Forget Age: 40	Trustee, Chairman of the Board, President and Chief Executive Officer	2006	President, Met Investors Advisory, LLC; Trustee and President, Met Investors Series Trust (“MIST”); Executive Vice President, MetLife Investors Group, Inc.; Director and President (since 2006), MetLife Investment Funds Management LLC^; Director and Chairman of the Board (since 2006), MetLife Investment Funds, Inc.^; President, Chief Executive Officer and Chair of the Board of Managers (since 2006), MetLife Advisers; Trustee and President (since 2005) Travelers Series Trust**; Director and President (since 2005), Travelers Asset Management International Company LLC*** and Travelers Investment Adviser, Inc.***	89

Arthur G. Typermass Age: 69	Trustee	1998	Formerly, Senior Vice President and Treasurer, MetLife.	39

Non-Interested Trustees(1)

Each Trustee below is not an “interested person” (as defined by the 1940 Act) with respect to the Fund (collectively, the “Independent Trustees”).

Name, Address and Age	Current position(s) with Fund	Position(s) held since	Principal occupations over past five years, including other directorships(2)	Number of Portfolios in Fund Complex Overseen by Trustee(3)
Steve A. Garban† Age: 69	Trustee	1993	Formerly, Chief Financial Officer, Senior Vice President Finance and Operations and Treasurer (Emeritus), The Pennsylvania State University.	39

Linda B. Strumpf Age: 59	Trustee	2000	Vice President and Chief Investment Officer, Ford Foundation.	39

Michael S. Scott Morton† Age: 69	Trustee	1993	Jay W. Forrester Professor of Management (Emeritus) at Sloan School of Management, MIT.	39

H. Jesse Arnelle Age: 73	Trustee	2001	Counsel, Womble Carlyle Sandrie & Rice; Director, Textron Inc. (global multi-industry company)*; formerly, Director, Gannet Co. Inc. (diversified news and information company)*; formerly, Director, Eastman Chemical Company (global chemical company)*; formerly, Director, Waste Management, Inc.*; Director, Armstrong Holdings Inc. (parent company of floor and ceiling products business)*; Director, FPL Group Inc. (public utility holding company)*; Director, URS Corporation (engineering design services firm)*.	39

MSF-20

Metropolitan Series Fund II

Trustees and Officers—(Continued)

Name, Address and Age	Current position(s) with Fund	Position(s) held since	Principal occupations over past five years, including other directorships(2)	Number of Portfolios in Fund Complex Overseen by Trustee(3)
Nancy Hawthorne Age: 55	Trustee	2003	Director and Chairman of the Board, Avid Technologies (computer software company)*; formerly, Board of Advisors, L. Knife & Sons, Inc. (beverage distributor); Chief Executive Officer, Clerestory LLC (corporate financial advisor); formerly, Trustee, New England Zenith Fund (“Zenith Fund”)**; formerly, Chief Executive Officer and Managing Partner, Hawthorne, Krauss and Associates (corporate financial advisor); formerly, Chief Financial Officer and Executive Vice President, Continental Cablevision, subsequently renamed MediaOne (cable television company); formerly, Director, Life F/X, Inc.; formerly, Chairman of the Board, WorldClinic (distance medicine company); formerly, Director, Perini Corporation (construction company)*; formerly, Director, CGU (property and casualty insurance company); formerly, Director, Beacon Power Corporation (energy company )*.	39

John T. Ludes Age: 70	Trustee	2003	President, LFP Properties (consulting firm); Formerly, Trustee, Zenith Fund**; formerly, Vice Chairman, President and Chief Operating Officer, Fortune Brands/American Brands (global conglomerate); formerly, President and CEO, Acushnet Company (athletic equipment company).	39

Frances M. Hawk, CFA, CFP Age: 58	Trustee	2006	Member, Board of Managers, six variable annuity separate accounts of The Travelers Insurance Company**; Trustee, five mutual funds sponsored by The Travelers Insurance Company**. Formerly, Principal and Portfolio Manager, HLM Management Co., Inc. (SEC registered investment adviser); Formerly, Assistant Treasurer, United Technologies Corp., Inc., (diversified manufacturing company).	39

Officers(1)

Name and address	Age	Current position(s) with Fund	Position(s) held since	Principal occupations over past five years(2)
Jeffrey P. Halperin	39	Chief Compliance Officer	2005	Vice President (since 2006), MetLife Group, Inc.; Vice President (since 2006), MetLife; Chief Compliance Officer (since 2005), MetLife Investment Funds Management LLC^; Chief Compliance Officer (since 2006), MetLife Advisers

John F. Guthrie, Jr.	63	Senior Vice President	2002	Manager and Senior Vice President, MetLife Advisers; Vice President, MetLife; Vice President (since 2003), MetLife Group, Inc.; Vice President, NELICO; Vice President (since 2005), Met Investors Advisory, LLC; Vice President (since 2005), MetLife Investment Funds, Inc.^; Vice President (since 2005), MetLife Investment Funds Management LLC^; formerly, Senior Vice President, Zenith Fund**.

Alan C. Leland	54	Senior Vice President	2005	Treasurer and Chief Financial Officer, MetLife Advisers, LLC; Treasurer (since 2005), Met Investors Advisory, LLC; Vice President (since 2004), Met Investors Advisory, LLC; Vice President (since 2003), MetLife Group, Inc.; Vice President, MetLife; Senior Vice President, NELICO; President (since 2005), MetLife Investment Funds, Inc.^; Director and Vice President (since 2005), MetLife Investment Funds Management LLC^; Assistant Treasurer (since 2005), Travelers Asset Management International Company LLC*** and Travelers Investment Adviser, Inc.***

Peter Duffy	51	Vice President and Treasurer	2000	Senior Vice President, MetLife Advisers (since 1998); Second Vice President (since 2003), NELICO; Vice President, MetLife (since 2004); Vice President (since 2004), MetLife Group, Inc.; Vice President (since 2005), Travelers Asset Management International Company LLC*** and Travelers Investment Adviser, Inc.***; Treasurer and Chief Financial Officer (since 2005), Travelers Series Trust**; Treasurer, Chief Financial Officer and Chief Accounting Officer (since 2005), MetLife Investment Funds, Inc.^; formerly, Vice President and Treasurer, Zenith Fund**.

Thomas M. Lenz	48	Vice President and Secretary	2002

General Counsel and Secretary, MetLife Advisers; Assistant General Counsel, MetLife; Secretary and Chief Legal Officer (since 2005), MetLife Investment Funds, Inc.^; formerly, Vice President and Secretary, Zenith Fund**.

*	Indicates a directorship with a registered investment company or a company subject to the reporting requirements of the Securities Exchange Act of 1934, as amended.
**	Indicates funds that have deregistered or are in the process of deregistering with the Securities and Exchange Commission (“SEC”).

MSF-21

Metropolitan Series Fund II

Trustees and Officers—(Continued)

***	Indicates investment advisers that have deregistered with the SEC, have ceased operations, and are preparing to liquidate.
^	Effective May 1, 2006, CitiStreet Funds, Inc. changed its name to MetLife Investment Funds, Inc. and CitiStreet Funds Management LLC changed its name to MetLife Investment Funds Management LLC.
(†)	Served as a trustee, director and/or officer of one or more of the following companies, each of which had a direct or indirect advisory relationship with MetLife Advisers or its affiliates prior to January 31, 2005: State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Institutional Funds, State Street Research Capital Trust, State Street Research Master Investment Trust, State Street Research Equity Trust, State Street Research Securities Trust and State Street Research Exchange Trust (collectively, the “State Street Research Funds”).
(1)	Each Trustee of the Fund also serves as Director of Metropolitan Series Fund, Inc. (“Met Series Fund”), a registered investment company advised by MetLife Advisers. Each officer of the Fund serves in the same position with Met Series Fund, which consists of 38 portfolios.
(2)	Previous positions during the past five years with the Fund, MetLife, MetLife Advisers, Zenith Fund, NELICO or New England Securities Corporation are omitted if not materially different.
(3)	The Fund Complex includes the Fund (1 portfolio), Met Series Fund (38 portfolios), MIST (46 portfolios) and MetLife Investment Funds, Inc. (4 portfolios).

MSF-22

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Board Approval of Advisory and Subadvisory Agreements—Unaudited

The Fund’s Contract Review Committee of the Board of Trustees typically meet once each year, usually in early fall, to review the Portfolio’s advisory agreement (the “Advisory Agreement”) and sub-advisory agreement (the “Subadvisory Agreement,” and, together with the Advisory Agreements, the “Agreements”) and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. (Subsequent to the initial approval of an Agreement for a new Portfolio or with a new adviser or Subadviser, such annual reviews are not required until 2 years following the execution of such Agreement.) After the Committee has made its recommendations, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and interviews regularly various individuals at MetLife Advisers responsible for the management of the Portfolio. The Trustees also interview selected investment managers and other professionals at the Subadviser at various times throughout the year.

The Trustees receive all materials that they or MetLife Advisers, the Funds investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Portfolio and the performance of peer groups of funds and the Portfolio’s performance benchmarks, (ii) information on the Portfolio’s advisory and subadvisory fees and other expenses, including information comparing the Portfolio’s expenses to those of peer groups of funds and information about any applicable expense caps and fee “breakpoints,” (iii) sales and redemption data, (iv) information related to the profitability of the Agreements to MetLife Advisers and the Subadviser, and potential “fall-out” or ancillary benefits that MetLife Advisers, the Subadviser or their affiliates may receive as a result of their relationships with the Fund and (v) information obtained through the Subadviser’s responses to certain requests from MetLife Advisers and the Trustees and MetLife Advisers’ responses to requests from the Trustees. The Trustees may also consider other information such as (vi) MetLife Advisers and the Subadviser’s financial results and condition, (vii) the Portfolio’s investment objectives and strategies and the size, education and experience of the investment staffs of MetLife Advisers and the Subadviser and their use of technology and external research, (viii) the allocation of the Portfolio’s brokerage, if any, including allocations to brokers affiliated with the Subadviser and the use of “soft” commission dollars to pay Portfolio expenses and to pay for research and other similar services, (ix) the resources devoted to, and the record of compliance with, the Portfolio’s investment policies and restrictions, policies on personal securities transactions and other compliance policies, (x) the responses of MetLife Advisers, the Subadviser and/or their affiliates to certain legal and regulatory proceedings and (xi) the economic outlook generally and for the mutual fund industry in particular. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from MetLife Advisers and the Subadviser.

Following meeting of the Contract Review Committee in September 12, 2006, at its November 8, 2006 meeting, the Board approved the continuation of the Advisory Agreement and Subadvisory Agreement (together with the Advisory Agreement, the “Continued Agreements”) for the Portfolio.

In considering whether to approve the continuation of the Continued Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed the various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the Continued Agreements:

The nature, extent and quality of the services provided to the Portfolio under the Continued Agreements. The Trustees considered the nature, extent and quality of the services provided by MetLife Advisers, the Subadviser and their affiliates (each, an “Adviser,” and, collectively, the “Advisers”) to the Portfolio pursuant to the Continued Agreements and the resources dedicated to this Portfolio by the Advisers. In particular, the Trustees considered the Adviser’s abilities to attract and retain highly qualified investment professionals. With respect to MetLife Advisers, the Trustees considered that MetLife Advisers is (i) ultimately responsible for the performance of the Portfolio; (ii) ultimately responsible for the establishment of the investment strategies of the Portfolio, primarily through its recommendations to the Board regarding the hiring and selection of the Subadvisers; (iii) responsible for the hiring and selection, subject to Board approval, of Subadvisers; and (iv) responsible for maintaining a program of subadviser oversight reasonably designed to ensure that the Subadviser has reasonable compliance policies and procedures in place. The Trustees also considered that MetLife Advisers provides a full range of day-to-day administrative services involving all aspects of the Portfolio’s day-to-day operations (other than portfolio management). After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Continued Agreements, that the nature, extent and quality of services provided supported the renewal of these Agreements.

Investment performance of the Portfolio. The Trustees reviewed information about the performance of the Portfolio over various time periods, including information prepared by an independent third party that compared the performance of the Portfolio to the performance of peer groups of funds and performance benchmarks. The Trustees also reviewed a description of the third party’s methodology for identifying a Portfolio’s peer group(s) for purposes of performance and expense comparisons.

MSF-23

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Board Approval of Advisory and Subadvisory Agreements—Unaudited—(Continued)

The Trustees also considered the investment performance of the Subadviser and the Adviser’s reputations generally, the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Continued Agreements, that the investment performance of the Portfolio and Adviser was sufficient, in light of other considerations, to warrant the renewal of the Continued Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their relationships with the Portfolio. The Trustees considered the fees charged by MetLife Advisers to the Portfolio for advisory services and subadvisory services (such advisory and subadvisory fees collectively, “Fees”), as well as the total expense levels of the Portfolio. This information included comparisons (provided by an independent third party) of the Portfolio’s advisory fee and total expense levels to those of its peer group. In evaluating Fees for the Portfolio, the Trustees also took into account the demands, complexity and quality of the investment management services provided to the Portfolio. The Trustees considered MetLife Advisers’ recommendations regarding reductions in Fee rates and institution of Fee waivers and expense caps.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Portfolio. The Trustees reviewed information relating to the profits received by MetLife Advisers, the Subadviser and their affiliates as a result of their relationships with the Portfolio, including the fact that MetLife Advisers pays the Subadviser a Subadvisory fee for the Portfolio and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered the performance of the Portfolio, the expense levels of the Portfolio, and whether the Adviser had implemented breakpoints, Fee waivers and/or expense caps with respect to the Portfolio.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Continued Agreement, that the Fees charged to the Portfolio were fair and reasonable, and that the information provided regarding costs of these services generally and the related profitability to the Adviser of their relationship with the Portfolio, supported the renewal of the Continued Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies were shared with the Portfolio through breakpoints in its advisory fees or other means, such as expense caps or fee waivers. The Trustees noted that the Portfolio benefited or will benefit from expense caps and fee waivers with respect to its advisory fees. In considering these issues, the Trustees also took into consideration information relating to the costs of the services provided and the profitability to MetLife Advisers, the Subadviser and each of their affiliates of their relationship with the Portfolio, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Continued Agreements, that the extent to which economies of scale were shared with the Portfolio supported the renewal of such Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

•

the extent to which the Portfolio operated in accordance with its investment objective, and its record of compliance with its investment restrictions and the compliance programs of the Fund and the Adviser. They also considered the compliancerelated resources the Adviser and their affiliates provide to the Portfolio;

•	the nature, quality, cost and extent of administrative and shareholder services performed by MetLife Advisers and its affiliates under the Advisory Agreement; and

•

so-called “fall-out benefits” to the Adviser, such as the engagement of their affiliates to provide distribution and transfer agency services to the Portfolio. The Trustees also considered the possible conflicts of interest associated with these fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor these possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the Continued Agreements should be continued through November 30, 2007.

MSF-24

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling (800) 446-8638 and (ii) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31, 2006 is available (i) without charge, upon request, by calling (800) 446-8638 and (ii) on the SEC’s website at http://www.sec.gov.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

MSF-25

Item 2. Code of Ethics.

As of December 31, 2006, the registrant has adopted a “code of ethics” (as such term is defined in the instructions to Item 2 of Form N-CSR) that applies to the registrant’s principal executive officer and principal financial and accounting officer. There were no substantive amendments or waivers to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that John T. Ludes and Linda B. Strumpf are “audit committee financial experts” (as such term is defined in the instructions to Item 3 of Form N-CSR). Each of these individuals is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)

Fees for Services Rendered to the Registrant

Fiscal Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
2005	$21,100	$0	$2,100	$0
2006	$24,540	$0	$3,000	$0

Tax Fees represent fees for services rendered to the registrant for tax return preparation and review of and participation in determining required income and capital gains distributions.

There were no fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e)(1) The registrant’s Audit Committee has established pre-approval procedures pursuant to paragraph (c)(7)(i)(B) of Rule 2-01 of Regulation S-X, which include regular pre-approval procedures and interim pre-approval procedures. Under the regular pre-approval procedures, the Audit Committee pre-approves at its regularly scheduled meetings audit and non-audit services that are required to be pre-approved under paragraph (c)(7) of Rule 2-01 of Regulation S-X. Under the interim pre-approval procedures, any member of the Audit Committee who is an independent Trustee is authorized to pre-approve proposed services that arise between regularly scheduled Audit Committee meetings and that need to commence prior to the next regularly scheduled Audit Committee meeting. Such Audit Committee member must report to the Audit Committee at its next regularly scheduled meeting on the pre-approval decision.

(e)(2) Not applicable.

(f) Not applicable.

(g)

Fiscal Year	Aggregate Non-Audit Fees
2005	$12,900,000
2006	$7,800,000

The amounts set out above represent the aggregate non-audit fees billed by the registrant’s accountant to MetLife, Inc., and include, among other non-audit fees, non-audit fees for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h) The Audit Committee of the registrant’s Board of Trustees considered the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X and concluded that such services are compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

Included in reports to stockholders under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees since the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Code of Ethics (as defined in Item 2(b) of Form N-CSR).

	(2)	Certifications required by Rule 30a-2(a) under the Act.

	(3)	Not applicable.

(b)		Certification required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND II

By:	/s/ Elizabeth Forget
Name:	Elizabeth Forget
Title:	President
Date:	February 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth Forget
Name:	Elizabeth Forget
Title:	President
Date:	February 26, 2006

By:	/s/ Peter H. Duffy
Name:	Peter H. Duffy
Title:	Treasurer
Date:	February 26, 2006

EXHIBIT LIST

Exhibit 12(a)(1):	Code of Ethics

Exhibit 12(a)(2)(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act

Exhibit 12(a)(2)(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act

Exhibit 12(b):	Certification required by Rule 30a-2(b) under the Act